Shareholder Report, Holdings (Details)	Dec. 31, 2025
Diamond Hill Small Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Diamond Hill Small Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Diamond Hill Small Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Small Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Diamond Hill Small Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Diamond Hill Small Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Diamond Hill Small Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Diamond Hill Small Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Small Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Small Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.30%)
Diamond Hill Small Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Small Cap Fund | Investor Class | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small Cap Fund | Investor Class | Astrana Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Investor Class | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Investor Class | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Investor Class | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Investor Class | Mesa Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Investor Class | Magnolia Oil & Gas Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Small Cap Fund | Investor Class | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Investor Class | International General Insurance Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Diamond Hill Small Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Diamond Hill Small Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Small Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Diamond Hill Small Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Diamond Hill Small Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Diamond Hill Small Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Diamond Hill Small Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Small Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Small Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.30%)
Diamond Hill Small Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Small Cap Fund | Class I | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small Cap Fund | Class I | Astrana Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class I | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class I | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class I | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class I | Mesa Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Class I | Magnolia Oil & Gas Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Small Cap Fund | Class I | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Class I | International General Insurance Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Diamond Hill Small Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Diamond Hill Small Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Small Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Diamond Hill Small Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Diamond Hill Small Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Diamond Hill Small Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Diamond Hill Small Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Small Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Small Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.30%)
Diamond Hill Small Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Small Cap Fund | Class Y | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small Cap Fund | Class Y | Astrana Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class Y | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class Y | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small Cap Fund | Class Y | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class Y | Mesa Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Class Y | Magnolia Oil & Gas Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Small Cap Fund | Class Y | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Class Y | International General Insurance Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small-Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Diamond Hill Small-Mid Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Diamond Hill Small-Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small-Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Diamond Hill Small-Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small-Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Diamond Hill Small-Mid Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
Diamond Hill Small-Mid Cap Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Investor Class | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Small-Mid Cap Fund | Investor Class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Small-Mid Cap Fund | Investor Class | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Small-Mid Cap Fund | Investor Class | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small-Mid Cap Fund | Investor Class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Small-Mid Cap Fund | Investor Class | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Diamond Hill Small-Mid Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Diamond Hill Small-Mid Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Diamond Hill Small-Mid Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small-Mid Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Diamond Hill Small-Mid Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small-Mid Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Diamond Hill Small-Mid Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
Diamond Hill Small-Mid Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Class I | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Small-Mid Cap Fund | Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Small-Mid Cap Fund | Class I | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Small-Mid Cap Fund | Class I | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small-Mid Cap Fund | Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Small-Mid Cap Fund | Class I | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class I | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Diamond Hill Small-Mid Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Diamond Hill Small-Mid Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Small-Mid Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Diamond Hill Small-Mid Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Small-Mid Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Diamond Hill Small-Mid Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
Diamond Hill Small-Mid Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Small-Mid Cap Fund | Class Y | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Small-Mid Cap Fund | Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Small-Mid Cap Fund | Class Y | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Small-Mid Cap Fund | Class Y | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Small-Mid Cap Fund | Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Small-Mid Cap Fund | Class Y | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Mid Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Diamond Hill Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Diamond Hill Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Mid Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Diamond Hill Mid Cap Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Mid Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Investor Class | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Mid Cap Fund | Investor Class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Mid Cap Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Investor Class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Mid Cap Fund | Investor Class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Investor Class | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Mid Cap Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Mid Cap Fund | Investor Class | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Investor Class | Humana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Mid Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Mid Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Diamond Hill Mid Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Mid Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Mid Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Diamond Hill Mid Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Mid Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Mid Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Diamond Hill Mid Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Mid Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class I | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Mid Cap Fund | Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Mid Cap Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Mid Cap Fund | Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class I | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Mid Cap Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Mid Cap Fund | Class I | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class I | Humana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Mid Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Mid Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Diamond Hill Mid Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Mid Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Mid Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Diamond Hill Mid Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Mid Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Diamond Hill Mid Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Mid Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Diamond Hill Mid Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Mid Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class Y | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Mid Cap Fund | Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Mid Cap Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Mid Cap Fund | Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class Y | Rocket Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Mid Cap Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Mid Cap Fund | Class Y | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class Y | Humana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Large Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Large Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Large Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Diamond Hill Large Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Large Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Large Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Large Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Large Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Diamond Hill Large Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Large Cap Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Large Cap Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Large Cap Fund | Investor Class | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Fund | Investor Class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Large Cap Fund | Investor Class | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Investor Class | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Investor Class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Investor Class | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Investor Class | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Investor Class | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Large Cap Fund | Investor Class | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Large Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Large Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Large Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Diamond Hill Large Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Large Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Large Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Large Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Large Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Diamond Hill Large Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Large Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Large Cap Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Large Cap Fund | Class I | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Fund | Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Large Cap Fund | Class I | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Class I | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Class I | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Class I | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Large Cap Fund | Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Large Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Large Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Large Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Diamond Hill Large Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Diamond Hill Large Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Large Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Large Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Large Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Diamond Hill Large Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Large Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Large Cap Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Large Cap Fund | Class Y | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Fund | Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Large Cap Fund | Class Y | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Class Y | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Class Y | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Fund | Class Y | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Large Cap Fund | Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Select Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Diamond Hill Select Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Select Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Select Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diamond Hill Select Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill Select Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Select Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Select Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Select Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Diamond Hill Select Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Select Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Select Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill Select Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Select Fund | Investor Class | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Investor Class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Investor Class | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Investor Class | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Investor Class | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Investor Class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Investor Class | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Diamond Hill Select Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Select Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Select Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diamond Hill Select Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill Select Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Select Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Select Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Select Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Diamond Hill Select Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Select Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Select Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill Select Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Select Fund | Class I | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class I | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class I | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Class I | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Class I | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Diamond Hill Select Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Select Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Diamond Hill Select Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diamond Hill Select Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill Select Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Select Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Select Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Select Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Diamond Hill Select Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Select Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Select Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill Select Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Select Fund | Class Y | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class Y | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Select Fund | Class Y | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Class Y | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Select Fund | Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Class Y | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Long-Short Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Diamond Hill Long-Short Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Long-Short Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Long-Short Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Long-Short Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Long-Short Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Diamond Hill Long-Short Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Diamond Hill Long-Short Fund | Investor Class | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Diamond Hill Long-Short Fund | Investor Class | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Long-Short Fund | Investor Class | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Diamond Hill Long-Short Fund | Investor Class | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Diamond Hill Long-Short Fund | Investor Class | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Diamond Hill Long-Short Fund | Investor Class | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Diamond Hill Long-Short Fund | Investor Class | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Investor Class | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Diamond Hill Long-Short Fund | Investor Class | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Diamond Hill Long-Short Fund | Investor Class | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
Diamond Hill Long-Short Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Investor Class | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Investor Class | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Investor Class | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Investor Class | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Long-Short Fund | Investor Class | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Long-Short Fund | Investor Class | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Investor Class | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Investor Class | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Long-Short Fund | Investor Class | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Bank of Hawaii Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Williams Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Investor Class | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Investor Class | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Investor Class | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Investor Class | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill Long-Short Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Diamond Hill Long-Short Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Long-Short Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Long-Short Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Long-Short Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Long-Short Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Diamond Hill Long-Short Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Diamond Hill Long-Short Fund | Class I | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Diamond Hill Long-Short Fund | Class I | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Long-Short Fund | Class I | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Diamond Hill Long-Short Fund | Class I | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Diamond Hill Long-Short Fund | Class I | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Diamond Hill Long-Short Fund | Class I | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Diamond Hill Long-Short Fund | Class I | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Class I | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Diamond Hill Long-Short Fund | Class I | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Diamond Hill Long-Short Fund | Class I | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
Diamond Hill Long-Short Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class I | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class I | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class I | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Long-Short Fund | Class I | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Long-Short Fund | Class I | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Class I | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Long-Short Fund | Class I | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Bank of Hawaii Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Williams Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class I | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class I | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class I | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Class I | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill Long-Short Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Diamond Hill Long-Short Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Long-Short Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Long-Short Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Long-Short Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Long-Short Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Diamond Hill Long-Short Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Diamond Hill Long-Short Fund | Class Y | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Diamond Hill Long-Short Fund | Class Y | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Long-Short Fund | Class Y | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Diamond Hill Long-Short Fund | Class Y | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Diamond Hill Long-Short Fund | Class Y | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Diamond Hill Long-Short Fund | Class Y | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Diamond Hill Long-Short Fund | Class Y | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Class Y | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Diamond Hill Long-Short Fund | Class Y | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Diamond Hill Long-Short Fund | Class Y | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
Diamond Hill Long-Short Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class Y | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Long-Short Fund | Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class Y | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Long-Short Fund | Class Y | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Long-Short Fund | Class Y | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Long-Short Fund | Class Y | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Class Y | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Long-Short Fund | Class Y | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diamond Hill Long-Short Fund | Class Y | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Bank of Hawaii Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Williams Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class Y | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class Y | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class Y | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Class Y | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill International Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Diamond Hill International Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill International Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Diamond Hill International Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Diamond Hill International Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Diamond Hill International Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill International Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Diamond Hill International Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill International Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill International Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Diamond Hill International Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Diamond Hill International Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill International Fund | Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill International Fund | Investor Class | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Investor Class | AIB Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Investor Class | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Investor Class | Max Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Investor Class | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Investor Class | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Investor Class | Krones AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Investor Class | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Investor Class | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill International Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Diamond Hill International Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill International Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Diamond Hill International Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Diamond Hill International Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Diamond Hill International Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill International Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Diamond Hill International Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill International Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill International Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Diamond Hill International Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Diamond Hill International Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill International Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill International Fund | Class I | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Class I | AIB Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Class I | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Class I | Max Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Class I | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Class I | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Class I | Krones AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class I | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class I | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill International Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Diamond Hill International Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill International Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Diamond Hill International Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Diamond Hill International Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Diamond Hill International Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill International Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Diamond Hill International Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill International Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill International Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Diamond Hill International Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Diamond Hill International Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill International Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill International Fund | Class Y | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Class Y | AIB Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Class Y | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill International Fund | Class Y | Max Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Class Y | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Class Y | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Class Y | Krones AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class Y | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class Y | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | U.S. Treasury Notes 2.250% 08/15/27
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | GSMBS 5.006% 10/25/65
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Life Financial Services Trust, Series 2022-BBMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | MultiFamily Structured Credit Risk, Series 2021-MN2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | GNMA 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | FNMA FLTR 12/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Diamond Hill Short Duration Securitized Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Short Duration Securitized Bond Fund | Class I | U.S. Treasury Notes 2.250% 08/15/27
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Class I | GSMBS 5.006% 10/25/65
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Short Duration Securitized Bond Fund | Class I | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Life Financial Services Trust, Series 2022-BBMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | MultiFamily Structured Credit Risk, Series 2021-MN2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | GNMA 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | FNMA FLTR 12/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | U.S. Treasury Notes 2.250% 08/15/27
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | GSMBS 5.006% 10/25/65
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Life Financial Services Trust, Series 2022-BBMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | MultiFamily Structured Credit Risk, Series 2021-MN2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | GNMA 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | FNMA FLTR 12/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Securitized Total Return Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Securitized Total Return Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Diamond Hill Securitized Total Return Fund | Investor Class | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Securitized Total Return Fund | Investor Class | FNMA 3.500% 01/25/49
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Securitized Total Return Fund | Investor Class | FNMA 3.000% 04/25/44
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Securitized Total Return Fund | Investor Class | FHLMC 2.000% 01/15/45
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Securitized Total Return Fund | Investor Class | FNMA 3.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Securitized Total Return Fund | Investor Class | GNMA 6.000% 07/16/39
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Investor Class | FNMA 2.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Investor Class | RMF Buyout Issuance Trust 4.704% 11/25/31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Securitized Total Return Fund | Investor Class | GNMA FRN 12/20/40
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Securitized Total Return Fund | Investor Class | FHLMC 2.500% 01/15/43
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Securitized Total Return Fund | Investor Class | FHLMC 1.500% 02/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Securitized Total Return Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Securitized Total Return Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Diamond Hill Securitized Total Return Fund | Class I | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Securitized Total Return Fund | Class I | FNMA 3.500% 01/25/49
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Securitized Total Return Fund | Class I | FNMA 3.000% 04/25/44
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Securitized Total Return Fund | Class I | FHLMC 2.000% 01/15/45
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Securitized Total Return Fund | Class I | FNMA 3.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Securitized Total Return Fund | Class I | GNMA 6.000% 07/16/39
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Class I | FNMA 2.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Class I | RMF Buyout Issuance Trust 4.704% 11/25/31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Securitized Total Return Fund | Class I | GNMA FRN 12/20/40
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Securitized Total Return Fund | Class I | FHLMC 2.500% 01/15/43
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Securitized Total Return Fund | Class I | FHLMC 1.500% 02/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Securitized Total Return Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Securitized Total Return Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Diamond Hill Securitized Total Return Fund | Class Y | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Securitized Total Return Fund | Class Y | FNMA 3.500% 01/25/49
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Securitized Total Return Fund | Class Y | FNMA 3.000% 04/25/44
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Securitized Total Return Fund | Class Y | FHLMC 2.000% 01/15/45
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Securitized Total Return Fund | Class Y | FNMA 3.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Securitized Total Return Fund | Class Y | GNMA 6.000% 07/16/39
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Class Y | FNMA 2.000% 09/25/42
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Securitized Total Return Fund | Class Y | RMF Buyout Issuance Trust 4.704% 11/25/31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill Securitized Total Return Fund | Class Y | GNMA FRN 12/20/40
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Securitized Total Return Fund | Class Y | FHLMC 2.500% 01/15/43
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Securitized Total Return Fund | Class Y | FHLMC 1.500% 02/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diamond Hill Core Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Diamond Hill Core Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Diamond Hill Core Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Diamond Hill Core Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Diamond Hill Core Bond Fund | Investor Class | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury STRIPS 0.625% 02/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury STRIPS 0.000% 11/15/38
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Diamond Hill Core Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Diamond Hill Core Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Diamond Hill Core Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Diamond Hill Core Bond Fund | Class I | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury STRIPS 0.625% 02/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury STRIPS 0.000% 11/15/38
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Diamond Hill Core Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Diamond Hill Core Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Diamond Hill Core Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Diamond Hill Core Bond Fund | Class Y | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury STRIPS 0.625% 02/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury STRIPS 0.000% 11/15/38
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Plus Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Core Plus Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Diamond Hill Core Plus Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Core Plus Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA 3.500% 02/20/48
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA 5.000% 02/20/51
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA 1.500% 07/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA, Pool #DJ1126 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA 2.500% 11/20/51
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Core Plus Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Diamond Hill Core Plus Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Core Plus Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class I | GNMA 3.500% 02/20/48
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class I | GNMA 5.000% 02/20/51
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Core Plus Bond Fund | Class I | GNMA 1.500% 07/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Plus Bond Fund | Class I | GNMA, Pool #DJ1126 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class I | GNMA 2.500% 11/20/51
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class I | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Core Plus Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Diamond Hill Core Plus Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diamond Hill Core Plus Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA 3.500% 02/20/48
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA 5.000% 02/20/51
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA 1.500% 07/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA, Pool #DJ1126 7.000% 04/20/2065
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA 2.500% 11/20/51
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Large Cap Concentrated ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Diamond Hill Large Cap Concentrated ETF Shares | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Large Cap Concentrated ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Diamond Hill Large Cap Concentrated ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Large Cap Concentrated ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated ETF Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Large Cap Concentrated ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Diamond Hill Large Cap Concentrated ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Diamond Hill Large Cap Concentrated ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Large Cap Concentrated ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Diamond Hill Large Cap Concentrated ETF Shares | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Diamond Hill Large Cap Concentrated ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Large Cap Concentrated ETF Shares | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Diamond Hill Large Cap Concentrated ETF Shares | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill Large Cap Concentrated ETF Shares | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated ETF Shares | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated ETF Shares | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated ETF Shares | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill Large Cap Concentrated ETF Shares | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Large Cap Concentrated ETF Shares | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Large Cap Concentrated ETF Shares | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Large Cap Concentrated ETF Shares | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%